Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Sep. 28, 2008	$ 229	$ 412,824	$ (869)	$ 69,108	$ 481,292
Balance (in Shares) at Sep. 28, 2008	22,941
Exercise of stock options		32			32
Issuance of common stock	5	1,472			1,477
Issuance of common stock (in Shares)	418
Stock-based compensation (Note 5)		4,244			4,244
Components of comprehensive income:
Unrealized gain (loss) on securities available for sale, net of income taxes of $0			2,069
Unrealized gain (loss) on derivatives, net of income taxes of $0			1,303
Net loss				(168,707)	(168,707)
Total comprehensive loss					(165,335)
Balance at Sep. 27, 2009	234	418,572	2,503	(99,599)	321,710
Balance (in Shares) at Sep. 27, 2009	23,359
Issuance of common stock		55			55
Issuance of common stock (in Shares)	12
Stock-based compensation (Note 5)		3,462			3,462
Components of comprehensive income:
Unrealized gain (loss) on securities available for sale, net of income taxes of $0			(2,027)
Unrealized gain (loss) on derivatives, net of income taxes of $0			(267)
Foreign currency translation, net of income taxes of $0			667
Net loss				(58,922)	(58,922)
Total comprehensive loss					(60,549)
Balance at Sep. 26, 2010	234	422,089	876	(158,521)	264,678
Balance (in Shares) at Sep. 26, 2010	23,371
Exercise of stock options		2			2
Exercise of stock options (in Shares)	1
Issuance of common stock		44			44
Issuance of common stock (in Shares)	15
Stock-based compensation (Note 5)		1,826			1,826
Equity component of debt repurchase		(3,977)			(3,977)
Components of comprehensive income:
Unrealized gain (loss) on securities available for sale, net of income taxes of $0			(209)
Foreign currency translation, net of income taxes of $0			(477)
Net loss				(55,565)	(55,565)
Total comprehensive loss					(56,251)
Balance at Sep. 25, 2011	$ 234	$ 419,984	$ 190	$ (214,086)	$ 206,322
Balance (in Shares) at Sep. 25, 2011	23,387